Equity Method Investments	6 Months Ended
Jun. 30, 2023
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments	Equity Method Investments
Interests in investments which are accounted for using the equity method and are recognized initially at cost and subsequently include the Company’s share of the profit or loss and other comprehensive income of equity-accounted investees.

As of December 31, 2022 and June 30, 2023, we had the following participation in investments that are accounted for using the equity method:

	December 31, 2022	June 30, 2023
	(in thousands)
Enterprise Navigator Ethylene Terminal L.L.C. (“Export Terminal Joint Venture”)	50.00%	50.00%
Unigas International B.V. (“Unigas”)	33.33%	33.33%
Dan Unity CO2 A/S	50.00%	50.00%
Luna Pool Agency Limited (“Pool Agency”)	50.00%	50.00%

Export Terminal Joint Venture
In January 2018, the Company entered into definitive agreements creating the Export Terminal Joint Venture. As of December 31, 2022, we had contributed to the Export Terminal Joint Venture $146.5 million being our total share of the capital cost for the construction of the Ethylene Export Terminal.

Cumulative interest and associated costs capitalized on the investment in the Export Terminal Joint Venture are being amortized over the estimated useful life of the Ethylene Export Terminal, which began commercial operations with the export of commissioning cargoes in December 2019. As of June 30, 2023 the unamortized difference between the carrying amount of the investment in the Export Terminal Joint Venture and the amount of the Company’s underlying equity in net assets of the Export Terminal Joint Venture was $5.7 million (December 31, 2022: $5.8 million). The costs amortized in the six months ended June 30, 2023, and 2022, were each $0.1 million and are presented in the share of result of the equity method investments within our consolidated statements of operations.

Equity method gains, excluding amortized costs, recognized in the share of result of equity method investments for the six months ended June 30, 2023, were $11.3 million (Six months ended June 30, 2022: $13.3 million).

Unigas International B.V. (‘Unigas’)
Unigas based in the Netherlands is a commercial and operational manager of seagoing vessels capable of carrying liquefied petrochemical and petroleum gases on a worldwide basis. Unigas is operator of the Unigas pool. The Company owns 33.33% interest equity interests in Unigas and accounts for it using the equity method. It was recognized initially at fair value and subsequent to initial recognition, the consolidated financial statements includes the Company’s share of the profit or loss and other comprehensive income of equity accounted entity.

Dan Unity CO2 A/S
In June 2021, one of the Company’s subsidiaries entered into a shareholder agreement creating an equally owned joint venture, Dan Unity CO2 A/S, a Danish entity, to undertake commercial and technical projects relating to seaborne transportation of CO2.

We account for our investment using the equity method as our ownership interest is 50% and we exercise joint control over the Dan Unity CO2 A/S operating and financial policies. As of June 30, 2023, we have recognized the Company’s initial investment at cost along with the Company’s share of the profit or loss and other comprehensive income of equity accounted investees. We disclose our proportionate share of profits and losses from equity method unconsolidated affiliates in the statement of operations and adjust the carrying amount of our equity method investments on the balance sheet accordingly.

Luna Pool Agency Limited
In March 2020, the Company collaborated with Pacific Gas Pte. Ltd. and Greater Bay Gas Co. Ltd. ("Greater Bay Gas”) to form and manage the Luna Pool. As part of the formation, Luna Pool Agency Limited, (the “Pool Agency”), was incorporated in May 2020. The pool participants jointly own the Pool Agency on an equal basis, and both have equal board representation. As of June 30, 2023, we have recognized the Company’s initial investment of one British pound in the Pool Agency within equity method investments on our consolidated balance sheets. The Pool Agency has no activities other than as a legal custodian of the Luna Pool bank account and there will be no variability in its financial results, as it has no income, and its minimal operating expenses are reimbursed by the Pool Participants.

The table below represents movement in the Company’s equity method investments, as of December 31, 2022, and June 30, 2023:

	December 31, 2022	June 30, 2023
	(in thousands)
Equity method investments at January 1	$150,209	$148,534
Share of results	25,794	11,296
Distributions received from equity method investments	(27,469)	(16,934)
Capital contributions to equity investments	—	9,000
Total equity method investments	$148,534	$151,896